Derivative Financial Instruments - Interest rate swaps designated as cash flow hedging instruments (Details) - Interest rate swaps designated as cash flow hedging instruments $ in Thousands	12 Months Ended
	Dec. 31, 2017 instrument	Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($)	Jul. 31, 2016 facility
Interest rate swaps
Legacy facilities | facility				6
Recycled loss of cash flow hedges reclassified to profit or loss in relation to derivatives no longer designated as hedges		$ 12,953
Number of derivative financial instruments | instrument	0	0
Effective portion of changes in fair value of cash flow hedges recognized in other comprehensive income		$ 7,550	$ 7,279
Realized loss on interest rate swaps in relation to interest expense component of the hedge		$ 2,628	$ 6,300